TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
TRANSACTIONS WITH RELATED PARTIES
TRANSACTIONS WITH RELATED PARTIES

NOTE 42 - TRANSACTIONS WITH RELATED PARTIES

The ultimate controlling of the Company rests with the Federal Government that holds 51% of common stock of the Company (see Note 33).

Company transactions with its subsidiaries, affiliates, special purpose entities and government agencies are carried out at prices and conditions that are defined by the parties, which take into consideration the terms that could be applied in the market with unrelated parties, if applicable. Among the main operations that took place with related parties, we would like to point out loans and financing granted with the above-mentioned conditions and/or according to specific legislation on such matters.

42.1 - Transactions with Government Agencies

In addition to the operations with the Federal Government, Eletrobras maintains transactions with other government agencies under common control, in the course of its operations. The balances of the main transactions with these agencies are summarized below:

	12/31/2018			12/31/2017
NATURE OF THE OPERATION	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers
Federal Government	68,743	—	—	25,973	—	—

Loans and financing payable
Federal Government - FIDC	—	672,492	—	—	666,401	—
Federal Government - Banco da Amazônia	—	—	—	—	566,038	—
Federal Government - Banco do Brasil	—	4,696,971	—	—	5,184,096	—
Federal Government - Caixa Econômica Federal (a.2)	—	7,579,121	—	—	9,320,284	—
Federal Government - BNDES (a.1)	—	6,595,405	—	—	8,738,156	—
Federal Government - Global Reversal Reserve (a.3)	—	5,802,847	—	—	7,420,021	—
Federal Government - BR Distribuidora	—	1,047,221	—	—	—	—

Suppliers (b)
Federal Government - BR Distribuidora	—	3,081,505	—	—	5,108,628	—

Reimbursement obligations (c)
National Treasury - Itaipu	—	3,167,188	—	—	2,598,348	—

Service provision revenue	—	—	—	—	—	—
Federal Government	—	—	129,861	—	—	51,708

Total	68,743	32,642,750	129,861	25,973	39,601,972	51,708

The following are the conditions of the main transactions with other government agencies:

(a)    Loans and financing payable:

Applications in the Angra 3 Power Plant

(a.1) Loan between BNDES and Eletronuclear: On February 23, 2011, a financing contract was signed between the BNDES and Eletronuclear, with the intervention of Eletrobras for the implementation of the Angra 3 power plant. Eletronuclear must present to the BNDES, quarterly, a Management Report on the physical and financial evolution of the Angra 3 project, as well as the Report on the progress of the Environmental Programs of the project. Other obligations of the company include: the granting of extensive inspection of the project works by representatives of the BNDES, the communication to the development bank of any occurrence that entails the alteration of the chart of uses and sources of the project, not granting preference to other credits without the consent of the BNDES and submitting by April 30 of each year the financial statements audited by a company registered with the CVM.

(a.2) Loan between Caixa Econômica Federal and Eletronuclear Loan: On June 28, 2013, the contract between Eletronuclear and CEF (principal contract) was signed to finance part of Angra 3’s projects related to the importation of equipment and services. The interest rate is 6.5% per annum for this contract. On November 30, 2013, a sub-contract was signed, called Loan-Bridge No. 0418.626-06/2013, with Eletrobras guarantee and interest rate of 6.7% per annum.

Global Reversion Reserve (RGR)

(a.3) The Company was responsible for the management of sector resources of the RGR and others. In accordance with Law No. 13,360/2016, regulated by Decree No. 9,022/2017, and with ANEEL Order No. 1,079, of April 18, 2017, the responsibility for the budget, management and movement of these Sector Funds was transferred to the CCEE, since May 1, 2017.

Further details on the remuneration of the funds drawn from the RGR can be observed in note 21.1.

Interest rate per related party

Related entity	12/31/2018	12/31/2017
BNDES	9.25%	9.50%
Banco da Amazônia	—	125% on CDI
Banco do Brasil	7.64%	8.82%
Caixa Econômica Federal	7.64%	8.82%
FIDC	CDI + 2,0%	CDI + 2,0%
Global Reversal Reserve	5.00%	9.40%

Loan guarantee:

The participation of Eletrobras as guarantor of loans taken by its subsidiaries can be seen in more detail in note 21.7.

(b)   Suppliers (BR Distribuidora): the contract between BR Distribuidora and CIGÁS, the object of which is the sale by BR Distribuidora, and the purchase by CIGÁS for the purpose of thermoelectric generation by Amazonas Distribuidora, or to another electric power generation concessionaire or PIE, states, in a specific clause, that the credits that CIGÁS has against Amazonas Distribuidora overdue for more than forty-five days and that are subject to transfer to BR Distribuidora will be assigned to it automatically, regardless of any notification. The total amount of the debt related to the contract on December 31, 2018 is R$ 4,128,726 (R$ 4,755,704 on December 31, 2017). Further details on the supply of oil derivatives for the production of electricity can be seen in note 19.

(c)   Reimbursement obligations - Itaipu: Indemnifiable financial assets arising from the Itaipu concession, further details in note 16.

42.2 - Transactions with associates and jointly-controlled companies - Consolidated

The following is a summary of the commercial transactions and their balances with related parties of the consolidated:

	12/31/2018			12/31/2017
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Customers	53,253	—	—	64,269	—	—
Accounts receivable	5,232	—	—	361,688
Advance for future capital increase	709,666	—	—	993,862	—	—
Dividends / JCP receivable	196,831	—	—	278,413	—	—
Loans and financing (d)	8,121,455	—	—	8,851,925	—	—
Other assets	17,582	—	—	11,250	—	—
Suppliers	—	40,394	—	—	15,036	—
Provisions (b)	—	1,213,161	—	—	654,041	—
Contributions payable - sponsor	—	29,336	—	—	28,830	—
Accounts payable	—	1,742	—	—	438	—
Other liabilities	—	2,153	—	—	3,365	—
Revenue from the use of electricity network	—	—	52,634	—	—	—
Revenue from the use of electric energy	—	—	306,337	—	—	224,665
Revenue from the sale of energy	—	—	78,623	—	—	84,479
Revenue from service provision	—	—	104,076	—	—	159,556
Other revenues	—	—	370,824	—	—	19,019
Energy purchased for resale	—	359,322	(112,664)	—	131,238	(14,727)
Purchase of electric energy	—	—	(165,645)	—	—	(526,288)
Fees for the use of the network	—	—	(93,804)	—	—	(107,160)
Operating expenses	—	—	—	—	—	(3,376)
Contributions of the sponsor	—	—	(17,928)	—	—	(34,265)
Charges	—	—	(3,393)	—	—	(3,462)
Other expenses	—	—	(158,281)	—	—	(218,229)
Revenue from interest, fees, charges and exchange variation (b)	—	—	1,954,071	—	—	(810,111)
Financial revenue	—	—	178,325	—	—	6,018
Financial expenses	—	—	(10)	—	—	(8,529)
TOTAL	9,104,019	1,646,109	2,493,165	10,561,408	832,948	(1,232,410)

	12/31/2018			12/31/2017
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
AETE	203	120	882	190	109	1,076
Baguari	363	—	449	365	—	348
Banda de Couro	—	—	(166)	12	—	(8,102)
Baraúnas I	12	—	—	39	—	—
Baraúnas II	—	248	(1,674)	—	—	(6,625)
Belo Monte Transmissora SPE S.A	15,328	2,083	34,228	553	1,019	902
Bom Jesus Eólica S.A.	—	—	1,031	49	—	366
Brasil Ventos Energia S.A.	250,987	16,875	8	4,797	—	—
Brasnorte	14	65	162	—	61	(840)
Brasventos Eolo	231	—	1,898	304	—	1,763
Brasventos Miassaba	172	99	2,366	1,582	—	2,062
Cachoeira Eólica S.A	—	—	1,050	49	—	(129)
Caldas Novas	1,055	2	640	3,680	2	878
Carnaúba I Eólica S.A.	—	—	1,985	—	—	(2,659)
Carnaúba II Eólica S.A	—	—	1,972	—	—	(1,843)
Carnaúba III Eólica S.A.	—	—	1,375	—	—	(1,923)
Carnaúba V Eólica S.A.	—	—	2,283	—	—	(2,553)
CEB Lajeado	11,102	—	—	9,800	—	—
CEEE-D	16,077	—	1,235	20,222	—	1,521
CELG Geração e Transmissão - CELG GT	—	—	—	—	—	1,828
CEMAR	115,722	—	12,168	162,963	—	6,036
Centrais Eolica Famosa I S.A.	—	—	738	—	—	53
Centrais Eolica Pau Brasil S.A.	—	—	692	—	—	490
Centrais Eolica Rosada S.A.	—	—	1,115	—	—	922
Centrais Eolica São Paulo S.A.	—	—	765	—	—	693
Centroeste	75	41	(118)	1,220	40	380
CEPEL	—	—	—	—	—	(3,376)
Cervantes I Eólica S.A.	—	—	1,416	—	—	(1,934)
Cervantes II Eólica S.A.	—	—	991	—	—	(1,498)
Chapecoense	27,197	—	—	26,414	—	—
Cia Hidrel Teles Pires	6,550	18,348	(160,703)	6,972	123,000	63,199
CSE Centro de Soluções Estratégicas S.A	649	—	1,320	144	—	416
CTEEP	—	—	—	111	—	10
EAPSA - Energética Águas da Pedra S.A.	513	—	2,690	5,185	—	2,124
Eletros (a)	—	1,225,622	(21,321)	—	607,496	(37,727)
EMAE	10,813	—	—	12,753	—	—

	12/31/2018			12/31/2017
	ASSETS	LIABILITIES	INCOME	ASSETS	LIABILITIES	INCOME
Empresa de Energia São Manuel S.A.	141	4,920	8,584	15	—	3,052
Energia dos Ventos IX	—	—	—	4,910	12,929	—
Energia dos Ventos V	—	—	—	4,910	12,996	—
Energia dos Ventos VI	—	—	—	7,249	17,936	—
Energia dos Ventos VII	—	—	—	7,249	18,201	—
Energia dos Ventos VIII	—	—	—	4,910	12,680	—
Energia Olímpica S.A.	428	—	—	428	—	—
Energisa MT	—	—	—	3,039	—	10,333
Enerpeixe	16,950	404	(138)	16,468	—	4,080
Eólica Ibirapuitã S.A	25	—	—	25	—	—
ESBR	351,359	368,698	—	749,246	19,660	(344,077)
ETAU	—	—	53,079	3,203	—	964
Extremoz	—	—	—	232	131	—
Foz do Chapecó	901	—	11,028	923	—	8,670
Fronteira Oeste (FOTE)	13,015	—	535	37,557	—	647
Goiás Transmissão	11,985	135	(1,660)	22,030	138	(56,568)
IE Garanhuns	—	301	(3,340)	—	—	482
IE Madeira	—	3,898	(61,612)	20,737	1,738	(44,124)
Inambari	—	—	(88)	—	—	41
INTESA - Integração Transmissora de Energia S.A.	—	—	—	1,612	397	(130,295)
Itaguaçu da Bahia Energias Renováveis	—	—	—	72,814	633	—
Itaipu (b)	7,991,589	—	1,940,668	8,701,245	—	(828,011)
Lagoa Azul Transmissora	2,614	10	(8,292)	249	10	(129)
Lajeado Energia	11,278	—	—	55,896	—	—
Luziânia Niquelândia Transmissora	8	10	(73)	—	10	292
Madeira Energia	—	—	216,530	358,084	—	(221,980)
Manaus Construção	9,178	—	—	9,229	—	—
Manaus Transmissão	1,067	1,329	(12,672)	3,475	597	(15,387)
Mata de Santa Genebra	1	—	(120,645)	3,251	—	—
MGE Transmissão	5,633	53	(733)	7,592	84	(1,143)
Morro Branco I	—	—	—	62	—	—
Mussambê	—	—	—	143	—	—
Norte Brasil Transmissora	99	1,064	11,414	122	992	(10,969)
Norte Energia (Belo Monte)	22,215	—	137,239	18,239	1,030	106,508
Paranaíba Transmissora de Energia S.A.	8,567	399	(3,742)	9,175	405	(3,479)
Paulista Lajeado	15,223	—	—	2,666	—	—
Pedra Branca	17	—	33	2,050	—	—
Pitimbu Eólica S.A	—	—	1,454	49	—	(380)
Punaú I Eólica S.A.	—	—	1,744	—	—	(3,051)
Rei dos Ventos	—	—	—	82	—	716
Rei dos Ventos 3 Geradora de Energia S.A.	151	—	2,001	520	—	1,096
Retiro Baixo	6,841	—	—	3,760	—	—
S. Pedro do Lago	14	—	—	1,305	—	66
Santo Antônio Energia	19,446	—	224,896	34,207	—	192,265
São Caetano Eólica S.A	—	—	1,260	49	—	486
São Caetano I Eólica S.A	—	—	1,058	49	—	398
São Galvão Eólica S.A.	—	—	195	74	—	229
Serra Facão Energia	—	—	156	101	—	3,091
Sete Gameleiras	14	—	—	1,305	—	66
SINOP	2,515	—	158,716	—	—	—
STN	322	580	(2,512)	8,148	—	(4,577)
TDG	101,241	79	1,852	101,231	—	1,560
Teles Pires Participações	—	—	1	—	—	156,027
Tijoa Participações e Investimentos S.A	17,505	—	10,951	1,023	—	9,648
TME - Transmissora Matogrossense de Energia	12	190	(1,536)	11	179	(1,290)
Trans. São Paulo	18,031	37	(286)	848	37	(265)
Transenergia Renovável	—	45	(539)	6,851	45	(44,330)
Transirape	—	77	(1,505)	1,413	73	(851)
Transleste	—	125	(2,074)	1,250	122	(1,376)
Transnorte	61	20	533	57	—	440
Transudeste	216	77	(1,189)	1,010	75	(481)
Triângulo Mineiro Trans. S.A.	11	71	40,161	11	95	(42,583)
TSBE - Transmissora Sul Brasileira de Energia S.A.	—	—	—	—	—	3,649
TSLE - Transmissora Sul Litorânea de Energia S.A.	8,700	8	1,289	—	—	907
Vale do São Bartolomeu Transmissora de Energia S.A.	1,523	75	947	432	28	1,393
Vamcruz Participações S.A.	8,059	—	—	11,182	—	—
TOTAL	9,104,019	1,646,109	2,493,166	10,561,408	832,948	(1,232,410)

The following are the conditions of the main transactions carried out with the related parties of the consolidated:

a.	Eletros - Fundação Eletrobrás de Seguridade Social: On December 31, 2018, the balance of provisions for employee benefits totals R$ 1,225,622 (R$ 607,496 on December 31, 2017).
b.

Itaipu: The interest income, commissions, rates and exchange variation arise mainly from the financial charges on the loans described in note 8 and the exchange variation arising from Itaipu operations.

42.3.1 - Below are the main conditions of material transactions regarding the use of a transmission network or service provision:

STN - Sistema de Transmissão do Nordeste S.A.: Contracts for the provision of services related to the maintenance of the transmission line, as well as the collection for the use of the transmission system network.

Integração Transmissora de Energia S.A.: Contracts concluded for the use of the transmission system network.

Energia Sustentável do Brasil S.A.: Contracts concluded for the provision of the energy transmission and purchase system, as well as the bilateral contract of ACL, related to the purchase of energy, effective on 03/01/2013 and term on 01/15/2035, with an average contracted volume of 107,596 MW.

Manaus Transmissora de Energia S.A.: Contracts concluded for the use of the transmission system network.

TDG - Transmissora Delmiro Gouveia S.A.: Contracts concluded for the provision of services and capital advances.

Norte Energia S.A.: Contract for the provision of maintenance and operation services for the Belo Monte and Pimentel power plants, and provision of transmission networks.

Complexo Sento Sé I (Pedra Branca S.A. - São Pedro do Lago S.A. - Sete Gameleiras S.A.): Contracts concluded to make the transmission system available.

Complexo Sento Sé III (Baraúnas II Energética S.A. - Banda de Couro Energética S.A.): Contracts concluded for the provision of the energy transmission and purchase system.

Interligação Elétrica Garanhuns S.A.: Contracts concluded for the provision and use of the transmission system.

Teles Pires Participações: Bilateral contract of ACL, related to the purchase of energy with an average contracted volume of 107,596 Mw, 7,984 Mw and 43,120 Mw.

42.3.2 - Loans and financing receivable: The average interest rates, by related party, are listed below.

Average interest rate (%)
Related entity	12/31/2018	12/31/2017
Itaipu	7.08%	7.10%
CEEE	5.00%	5.00%
CEMAR	0.34%	0.43%

Further information on the loans granted by Eletrobras to its subsidiaries, jointly-controlled companies and affiliates is shown in note 8.